Other income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
The remaining other income and expenses, net include the following:

	Six months ended June 30,
in € thousand	2024	2023
Research and development tax credit	3,610	4,955
Grant income	1,822	9,946
Gain/(loss) on disposal of fixed assets and intangible assets, net	48	(73)
Gain/(loss) from revaluation of lease agreements	723	64
Taxes, duties, fees, charges, other than income tax	(171)	(353)
Miscellaneous income/(expenses), net	324	(525)
OTHER INCOME AND EXPENSES, NET	6,357	14,015